advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
advance billings and customer deposits
Advance billings	$ 551	$ 522
Deferred customer activation and connection fees	7	9
Customer deposits	34	14
Contract liabilities	592	545
Other	180	130
Total	$ 772	$ 675